Schedule of continuity of equity investments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Equity Investments In Digital Assets At Fair Value Through Profit And Loss
Opening Balance	$ 131,982,060	$ 257,425,063
Disposals	(15,965,180)	(71,685,819)
Staking income	3,542,481	19,784,212
Net change in realized and unrealized gain/loss	235,810	(68,261,188)
Management fees	(352,440)	(2,530,856)
Transfers out to Digital Assets	(23,557,655)	(2,749,352)
Closing Balance	$ 95,885,076	$ 131,982,060